Shareholder Report, Line Graph (Details) - USD ($)			10 Months Ended	12 Months Ended		22 Months Ended	24 Months Ended	34 Months Ended	36 Months Ended	46 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 06, 2021	Sep. 30, 2015	Sep. 30, 2022	Sep. 30, 2025	Sep. 30, 2016	Sep. 30, 2023	Sep. 30, 2017	Sep. 30, 2024	Sep. 30, 2018	Sep. 30, 2025	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
C000232236 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Focus Fund (Institutional Class/MIFOX)
Accumulated Value	$ 100,000		$ 68,384			$ 87,080		$ 133,075		$ 158,601
C000020960 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Focus Fund (Investor Class/MFOCX)
Accumulated Value		$ 10,000			$ 10,575		$ 13,007		$ 15,840		$ 16,239	$ 24,474	$ 29,984	$ 21,498	$ 27,310	$ 41,600	$ 49,428
C000020961 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Growth Fund (Investor Class/MGRIX)
Accumulated Value		10,000			10,594		12,697		15,629		16,123	24,365	30,823	20,094	25,701	38,707	46,114
C000232237 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Growth Fund (Institutional Class/MIGWX)
Accumulated Value	100,000		65,276			83,727		126,357		150,902
C000232238 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Midcap Growth Focus Fund (Institutional Class/MIDFX)
Accumulated Value	100,000		66,206			75,931		109,629		150,672
C000020962 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Midcap Growth Focus Fund (Investor Class/MXXIX)
Accumulated Value		10,000			10,815		12,851		16,281		17,402	21,081	28,789	18,564	21,247	30,598	41,946
C000020963 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				International Opportunities Fund (Investor Class/MIOFX)
Accumulated Value		10,000			10,779		13,301		13,942		13,891	16,133	19,114	12,600	15,275	22,685	30,500
C000232239 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				International Opportunities Fund (Institutional Class/MIIOX)
Accumulated Value	100,000		68,614			83,394		124,191		167,407
C000232240 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Global Fund (Institutional Class/MIGOX)
Accumulated Value	100,000		63,543			79,472		121,312		162,324
C000048905 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Global Fund (Investor Class/MGLBX)
Accumulated Value		10,000			10,805		13,589		16,842		15,939	22,658	26,358	16,987	21,186	32,248	43,034
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
Accumulated Value	100,000	10,000	79,092		11,543	96,190	13,691	131,156	16,143	154,237	16,830	19,380	25,194	21,296	25,900	35,315	41,530
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
Accumulated Value	100,000	10,000	78,124		11,496	94,109	13,647	127,229	16,046	149,378	16,514	18,992	25,045	20,630	24,852	33,598	39,447
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI EAFE® Index
Accumulated Value	100,000	10,000	75,724		10,652	95,145	12,687	118,708	13,034	136,501	12,859	12,923	16,248	12,165	15,285	19,070	21,928
MSCI All Country World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI All Country World® Index
Accumulated Value	100,000	10,000	76,979		11,196	92,992	13,284	122,523	14,582	143,681	14,783	16,327	20,807	16,508	19,942	26,275	30,812
Russell Midcap Growth Benchmark Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap® Growth Benchmark Index
Accumulated Value	$ 100,000	$ 10,000	$ 70,962		$ 11,124	$ 83,356	$ 13,106	$ 107,808	$ 15,872	$ 131,552	$ 16,698	$ 20,577	$ 26,843	$ 18,925	$ 22,230	$ 28,751	$ 35,084